Schedule of Impact of the Errors on Financial Statement (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended							6 Months Ended			9 Months Ended
		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023		Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current liabilities
Deferred commission payable			$ 5,738	$ 5,738					$ 5,738
Total current liabilities		$ 11,977	8,594	7,722		$ 5,983			8,594	$ 5,983		$ 11,977		$ 1,801
Deferred commission payable
Total liabilities		12,111	8,767	8,016		15,040			8,767	15,040		12,111		7,681
Current assets
Prepaid expenses and other current assets		1,245	1,168	1,312				$ 493	1,168			1,245		1,505
Total current assets		1,397	1,601	3,156				501	1,601			1,397		5,733
Total assets		2,993	3,305	4,917				506	3,305			2,993		7,224
Stockholders’ deficit
Accumulated deficit		(26,695)	(20,234)	(14,851)	$ (11,544)	(14,175)	[1]	(12,436)	(20,234)	(14,175)	[1]	(26,695)	$ (11,544)	(11,299)
Total shareholders’ deficit		(9,118)	(5,462)	(3,099)		(14,140)		(12,024)	(5,462)	(14,140)		(9,118)		(457)	$ (10,089)
Total liabilities and shareholders’ deficit		2,993	3,305	4,917		900		506	3,305	900		2,993		7,224
Operating expenses:
General and administrative expenses		2,718	3,115	2,827	430	888		1,515	5,942	2,403		8,660	2,833
Total operating costs and expenses		5,811	3,140	2,955	430	888		1,515	6,095	2,403		11,906	2,833
Operating loss		(5,811)	(3,140)	(2,955)	(430)	(888)		(1,515)	(6,095)	(2,403)		(11,906)	(2,833)
Net loss		(6,461)	(5,383)	(3,552)	2,625	(1,733)		(1,672)	(8,935)	(3,405)		(15,396)	(780)
Net loss per share attributable to ordinary shareholders - basic	[2]							(835)
Net loss per share attributable to ordinary shareholders - diluted	[2]							(835)
Total comprehensive income (loss)		(6,577)	(5,384)	(3,575)	3,235	(2,116)		(1,935)	(8,959)	(4,051)		(15,536)	(744)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(153)				(493)	(306)	(895)		(210)	(1,441)
Accrued professional fees		145	141	253		3,308			141	3,308		145		361
Other income (expense):
Other income (expense), net		(341)	(2,126)	(487)	3,102	(845)		(157)	(2,613)	(1,002)		(2,954)	2,145
Total other (expense) income, net		$ (650)	$ (2,243)	$ (597)	$ 3,055	$ (845)		$ (157)	$ (2,840)	$ (1,002)		$ (3,490)	$ 2,053
Basic earnings/(net loss) per share		$ (0.07)	$ (0.07)	$ (0.05)	$ 0.04	$ (0.03)		$ (0.03)	$ (0.12)	$ (0.05)		$ (0.20)	$ (0.01)
Diluted earnings/(net loss) per share		$ (0.07)	$ (0.07)	$ (0.05)	$ 0.01	$ (0.02)		$ (0.03)	$ (0.12)	$ (0.05)		$ (0.20)	$ (0.06)
Accrued expenses and other current liabilities										$ 613
Additional paid-in capital		$ 17,296	$ 14,378	$ 11,357	$ 9,817				$ 14,378			$ 17,296	$ 9,817	$ 10,424
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital													1,534
P I P E Financing [Member]
Current assets
Prepaid expenses and other current assets						$ 895				895
Total current assets						895				895
Total assets						900				900
Stockholders’ deficit
Accumulated deficit	[3]					(14,542)				(14,542)
Total shareholders’ deficit						(14,513)				(14,513)
Total liabilities and shareholders’ deficit						900				900
Operating expenses:
General and administrative expenses						1,315				2,830
Total operating costs and expenses						1,315				2,830
Operating loss						(1,315)				(2,830)
Net loss						(2,106)				(3,778)
Net loss per share attributable to ordinary shareholders - basic						(1,053)	[4]			(1,889)	[5]
Net loss per share attributable to ordinary shareholders - diluted						(1,053)	[4]			(1,889)	[5]
Total comprehensive income (loss)						(2,489)				(4,424)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets										(895)
Previously Reported [Member]
Current liabilities
Deferred commission payable
Total current liabilities			2,856	1,984		6,356			2,856	6,356
Deferred commission payable			5,738	5,738					5,738
Total liabilities			8,767	8,016		15,413			8,767	15,413
Current assets
Prepaid expenses and other current assets
Total current assets								8
Total assets								13
Stockholders’ deficit
Accumulated deficit					(13,078)	(14,548)	[1]	(12,929)		(14,548)	[1]		(13,078)
Total shareholders’ deficit					(1,081)	(14,513)		(12,517)		(14,513)			(1,081)		(10,089)
Total liabilities and shareholders’ deficit						900		13		900
Operating expenses:
General and administrative expenses					1,069	1,315		2,008		2,830			4,367
Total operating costs and expenses					1,069	1,315		2,008		2,830			4,367
Operating loss					(1,069)	(1,315)		(2,008)		(2,830)			(4,367)
Net loss					1,986	(2,106)		(2,165)		(3,778)			(2,314)
Net loss per share attributable to ordinary shareholders - basic	[2]							(1,082)
Net loss per share attributable to ordinary shareholders - diluted	[2]							(1,082)
Total comprehensive income (loss)					$ 2,596	(2,489)		(2,428)		(4,424)			(2,278)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets													$ 93
Accrued professional fees						3,681				3,681
Other income (expense):
Other income (expense), net						(791)				(948)
Total other (expense) income, net						$ (791)				$ (948)
Basic earnings/(net loss) per share					$ 0.03	$ (0.03)				$ (0.06)			$ (0.04)
Diluted earnings/(net loss) per share						$ (0.03)				$ (0.05)			$ (0.08)
Accrued expenses and other current liabilities										$ 986
Additional paid-in capital					$ 11,351								$ 11,351
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital
Previously Reported [Member] | P I P E Financing [Member]
Current assets
Prepaid expenses and other current assets
Total current assets
Total assets						5				5
Stockholders’ deficit
Accumulated deficit	[3]					(15,437)				(15,437)
Total shareholders’ deficit						(15,408)				(15,408)
Total liabilities and shareholders’ deficit						5				5
Operating expenses:
General and administrative expenses						1,717				3,725
Total operating costs and expenses						1,717				3,725
Operating loss						(1,717)				(3,725)
Net loss						(2,508)				(4,673)
Net loss per share attributable to ordinary shareholders - basic						(1,254)	[4]			(2,337)	[5]
Net loss per share attributable to ordinary shareholders - diluted						(1,254)	[4]			(2,337)	[5]
Total comprehensive income (loss)						(2,891)				(5,319)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets
Revision of Prior Period, Reclassification, Adjustment [Member]
Current liabilities
Deferred commission payable			5,738	5,738					5,738
Total current liabilities			5,738	5,738		(373)			5,738	(373)
Deferred commission payable			(5,738)	(5,738)					(5,738)
Total liabilities						(373)				(373)
Current assets
Prepaid expenses and other current assets								493
Total current assets								493
Total assets								493
Stockholders’ deficit
Accumulated deficit					1,534	373	[1]	493		373	[1]		1,534
Total shareholders’ deficit						373		493		373
Total liabilities and shareholders’ deficit								493
Operating expenses:
General and administrative expenses					(639)	(427)		(493)		(427)			(1,534)
Total operating costs and expenses					(639)	(427)		(493)		(427)			(1,534)
Operating loss					639	427		493		427			1,534
Net loss					639	373		493		373			1,534
Total comprehensive income (loss)					$ 639	373		493		373			1,534
Changes in operating assets and liabilities:
Prepaid expenses and other current assets								(493)					$ (1,534)
Accrued professional fees						(373)				(373)
Other income (expense):
Other income (expense), net						(54)				(54)
Total other (expense) income, net						$ (54)				$ (54)
Basic earnings/(net loss) per share					$ 0.01	$ 0.00				$ 0.01			$ 0.03
Diluted earnings/(net loss) per share					$ 0.01	$ 0.01				$ 0.00			$ 0.02
Accrued expenses and other current liabilities										$ (373)
Additional paid-in capital					$ (1,534)								$ (1,534)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital													$ 1,534
Revision of Prior Period, Reclassification, Adjustment [Member] | P I P E Financing [Member]
Current assets
Prepaid expenses and other current assets						$ 895				895
Total current assets						895				895
Total assets						895				895
Stockholders’ deficit
Accumulated deficit	[3]					895				895
Total shareholders’ deficit						895				895
Total liabilities and shareholders’ deficit						895				895
Operating expenses:
General and administrative expenses						(402)				(895)
Total operating costs and expenses						(402)				(895)
Operating loss						402				895
Net loss						402				895
Net loss per share attributable to ordinary shareholders - basic						201	[4]			448	[5]
Net loss per share attributable to ordinary shareholders - diluted						201	[4]			448	[5]
Total comprehensive income (loss)						$ 402				895
Changes in operating assets and liabilities:
Prepaid expenses and other current assets										$ (895)
Revision of Prior Period, Adjustment [Member]
Operating expenses:
Net loss per share attributable to ordinary shareholders - basic	[2]							247
Net loss per share attributable to ordinary shareholders - diluted	[2]							$ 247

[1]	Reflects the impact of the Merger on the Company’s capital structure
[2]	Does not reflect the impact of the Merger on the Company’s capital structure
[3]	Does not reflect the impact of the Merger on the Company’s capital structure
[4]	Does not reflect the impact of the Merger on the Company’s capital structure
[5]	Does not reflect the impact of the Merger on the Company’s capital structure